UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 4,080,307	$ 609,174	¥ 3,987,219	¥ 6,049,094	$ 850,369	¥ 6,401,054
Cost of revenues (including related party amounts of RMB6 and RMB nil for the nine months ended September 30, 2021 and 2022, respectively)	(3,935,145)	(587,502)	(3,752,234)	(5,781,513)	(812,752)	(6,077,657)
Gross profit	145,162	21,672	234,985	267,581	37,617	323,397
Operating expenses:
Selling and marketing expenses	(290,615)	(43,388)	(208,884)	(433,978)	(61,008)	(341,086)
General and administrative expenses	(471,836)	(70,443)	(201,814)	(706,913)	(99,376)	(358,387)
Research and development expenses	(467,579)	(69,808)	(496,888)	(715,728)	(100,615)	(765,609)
Total operating expenses	(1,230,030)	(183,639)	(907,586)	(1,856,619)	(260,999)	(1,465,082)
Operating loss	(1,084,868)	(161,967)	(672,601)	(1,589,038)	(223,382)	(1,141,685)
Interest income	38,647	5,770	36,673	59,055	8,302	51,341
Interest expense	(68,273)	(10,193)	(10,555)	(106,118)	(14,918)	(24,832)
Foreign exchange loss	(247,978)	(37,022)	22,902	(466,919)	(65,638)	(9,541)
Other gain (loss), net	(27,966)	(4,175)	21,139	(70,209)	(9,870)	21,139
Other income, net	20,001	2,986	6,390	18,922	2,660	5,794
Loss before income taxes	(1,370,437)	(204,601)	(596,052)	(2,154,307)	(302,846)	(1,097,784)
Income tax expense	5,153	769	(6,755)	(12,424)	(1,747)	(11,759)
Net loss	(1,365,284)	(203,832)	(602,807)	(2,166,731)	(304,593)	(1,109,543)
Less: net income (loss) attributable to non-controlling interests	(9,038)	(1,349)	11	(17,425)	(2,450)	1,243
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (1,356,246)	$ (202,483)	¥ (602,818)	¥ (2,149,306)	$ (302,143)	¥ (1,110,786)
Net loss per share:
Basic | (per share)	¥ (0.37)	$ (0.06)	¥ (0.18)	¥ (0.59)	$ (0.08)	¥ (0.33)
Diluted | (per share)	¥ (0.37)	$ (0.06)	¥ (0.18)	¥ (0.59)	$ (0.08)	¥ (0.33)
Shares used in the net loss per share computation:
Basic	3,651,473,415	3,651,473,415	3,347,286,795	3,654,601,335	3,654,601,335	3,377,952,450
Diluted	3,651,473,415	3,651,473,415	3,347,286,795	3,654,601,335	3,654,601,335	3,377,952,450
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	¥ 382,625	$ 57,124	¥ (62,115)	¥ 796,767	$ 112,008	¥ (20,442)
Comprehensive loss	(982,659)	(146,708)	(664,922)	(1,369,964)	(192,585)	(1,129,985)
Less: Comprehensive income (loss) attributable to non-controlling interests	(9,394)	(1,402)	11	(17,781)	(2,500)	1,243
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(973,265)	(145,306)	(664,933)	(1,352,183)	(190,085)	(1,131,228)
Public cloud service
Revenues:
Total revenues	2,669,951	398,613	2,942,610	4,015,989	564,559	4,628,609
Enterprise Cloud Services
Revenues:
Total revenues	1,409,083	210,371	1,042,177	2,031,058	285,522	1,769,042
Others
Revenues:
Total revenues	¥ 1,273	$ 190	¥ 2,432	¥ 2,047	$ 288	¥ 3,403